CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Millions	2 Months Ended	3 Months Ended		7 Months Ended	9 Months Ended	12 Months Ended
	Feb. 22, 2022	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of Comprehensive Income [Abstract]
Net (loss)/profit	$ 3,706	$ (16)	$ (86)	$ (48)	$ (691)	$ (587)	$ (4,663)	$ (1,222)
Other comprehensive loss, net of tax, relating to continuing operations:
Actuarial loss relating to pensions	1	0	0	3	0	0	(2)	(1)
Recycling of accumulated other comprehensive loss on sale of Paratus Energy Services	16	0	0	0	0
Change in fair value of debt component of Archer convertible bond	(1)	0	0	0	1	2	4	3
Share of other comprehensive loss from associated companies	(2)	0	1	0	5	9	(15)	(8)
Other comprehensive gain/(loss)	14	0	1	3	6	11	(13)	(6)
Total comprehensive loss for the period	$ 3,720	$ (16)	$ (85)	$ (45)	$ (685)	(576)	(4,676)	(1,228)
Comprehensive loss attributable to the shareholders						(576)	(4,672)	(1,225)
Comprehensive loss attributable to the non-controlling interest						0	(3)	(1)
Comprehensive loss attributable to the redeemable non-controlling interest						$ 0	$ (1)	$ (2)